Related Party Transactions - Summary of Due From and Due To Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Hainan Huiliu
Related Party Transactions
Amounts due from related parties	¥ 3,876	$ 562	¥ 4,787
Shenyang Bokai
Related Party Transactions
Amounts due to related parties			¥ 245